Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of December 31,
	2023	2022
Machinery and equipment	$4,190,440	$3,149,719
Electronic equipment	24,372	27,906
Vehicles	348,068	320,845
Subtotal	4,562,880	3,498,470
Less: accumulated depreciation	(1,227,693)	(851,305)
Property and equipment, net	$3,335,187	$2,647,165

Depreciation expense was $376,388 and $201,232 for the years ended December 31, 2023 and 2022, respectively.